INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31 are as follows:

<1> Intangible assets subject to amortization

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)

Backlog	2,730,000	0	0
Acquired game licenses	79,869,672	227,111,818	36,084,434
Less: Accumulated amortization	(76,791,769)	(78,750,399)	(12,512,179)
Translation difference	(80,920)	(209,639)	(33,308)

Net book value of intangible assets subject to amortization	5,726,983	148,151,780	23,538,947

The Group and the licensors agreed to unwind certain game license agreements in 2010. The Group reclassified prepaid license fees of RMB26.7 million from intangible assets to prepayments and other current assets in 2010, for the amount that would be refunded according to the payment schedule.

Since its acquisition by the Group on April 6, 2010, Red 5 has been substantially devoting its operating activities to fulfill its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third party game publisher to develop Firefall in exchange for cash consideration from the third party game publisher. Prior to the acquisition, Red 5 received a total of US$24.7 million cash consideration as an advance recoupable against future royalties payable to Red 5. Red 5 retained the ownership of the game and granted the third party game publisher an exclusive, non-transferable term license to market and distribute the game and host the game to customers in specified regions after Red 5 completes the game development. Red 5 continues to perform its obligations under the agreement post-acquisition, including the provision of post-contract customer support for the hosted version of the game to the third party game publisher during the term of the license. The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.

In September 2011, Red 5 Korea, Red 5 Singapore and Red 5 entered into a series of agreements with the third party game publisher. Pursuant to the agreement, Red 5 Singapore were substituted in full for the third party game publisher as a party under the game development and license agreement between Red 5 and the third party game publisher, including the exclusive, non-transferable term license to market and distribute the game and host the game to customers in specified regions. Under the agreements, the Group paid US$10.0 million (RMB 62.9 million) and guaranteed an additional payment of US$12.7 million (RMB 79.9 million) to the third party game publisher due within four years. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10 million (RMB62.9 million) and the guaranteed amount of US$12.7 million (RMB79.9 million), was recorded as acquired game license and the contingent payments will be recorded as cost of services when incurred. The amount payable which is expected to due on or before December 31, 2012 amounted to US$ 3.2 million (RMB 20.0 million) was recorded in accounts payable under current liabilities. The remaining unpaid amount was recorded in long-term accounts payable.

The Group pledged the intellectual property in relation to the game to secure the guaranteed amount. Following this license acquisition, the previously recognized backlog of US$ 0.4 million in relation to the Red 5 acquisition was reclassified to acquired game licenses as it was considered to be additional cost to acquire the game license paid in prior year.

Amortization expense related to intangible assets was RMB49.5 million, RMB10.0 million and RMB2.0 million (US$0.3 million) for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2012	17,974,753	2,855,901
2013	20,608,033	3,274,287
2014	20,608,033	3,274,287
2015	20,608,033	3,274,287
2016	20,608,033	3,274,287

Total	100,406,885	15,953,049

<2> Intangible assets not subject to amortization

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)

In-process research and development	12,285,000	12,285,000	1,951,890
Translation difference	(364,141)	(943,380)	(149,888)

Net book value of intangible assets not subject to amortization	11,920,859	11,341,620	1,802,002

The Group recorded impairment on intangible assets of RMB27.5 million, RMB33.0 million and nil in 2009, 2010 and 2011, respectively, which was recorded in the impairment of equipment, intangible assets and goodwill line item in the consolidated statements of operations and comprehensive loss, as detailed in Note 15.